Cost of Revenues - Schedule of Disaggregated Cost of Revenues (Details) - USD ($)	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023
Schedule of Disaggregated Cost of Revenues [Line Items]
Cost of Revenue Total	$ 5,942,780	$ 6,033,172	$ 5,984,430
Food and Beverages [Member]
Schedule of Disaggregated Cost of Revenues [Line Items]
Cost of Revenue Total	2,224,220	2,397,669	2,459,167
Payroll and Employee Benefits Expenses [Member]
Schedule of Disaggregated Cost of Revenues [Line Items]
Cost of Revenue Total	1,219,186	1,296,886	1,394,527
Utilities Expenses (Restaurants) [Member]
Schedule of Disaggregated Cost of Revenues [Line Items]
Cost of Revenue Total	209,950	183,609	183,260
Repairs and Maintenance Expenses (Restaurants) [Member]
Schedule of Disaggregated Cost of Revenues [Line Items]
Cost of Revenue Total	72,181	66,533	50,086
Building Management Fee (Restaurants) [Member]
Schedule of Disaggregated Cost of Revenues [Line Items]
Cost of Revenue Total	439,342	367,734	355,467
Depreciation of Property and Equipment [Member]
Schedule of Disaggregated Cost of Revenues [Line Items]
Cost of Revenue Total	607,314	574,539	411,014
Amortization of right-of-use assets [Member]
Schedule of Disaggregated Cost of Revenues [Line Items]
Cost of Revenue Total	856,839	804,350	803,707
Cleaning Expense [Member]
Schedule of Disaggregated Cost of Revenues [Line Items]
Cost of Revenue Total	235,038	238,294	229,682
Consumables [Member]
Schedule of Disaggregated Cost of Revenues [Line Items]
Cost of Revenue Total	33,361	51,007	51,078
Others [Member]
Schedule of Disaggregated Cost of Revenues [Line Items]
Cost of Revenue Total	$ 45,349	$ 52,551	$ 46,442